Prepaid Expenses and Other Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]
Prepaid expenses and other assets, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Unamortized maintenance fees	$49,394	$—
Debt issuance costs, net	22,596	22,143
Deferred commissions	8,595	8,118
Prepaid member benefits and affinity programs	7,289	3,881
Unamortized exchange fees	6,858	—
Vacation Interest purchases in transit	5,578	3,262
Prepaid insurance	4,312	2,382
Other inventory/consumables	3,789	3,299
Deposits and advances	3,254	3,228
Prepaid professional fees	1,823	1,231
Prepaid maintenance fees	1,444	4,208
Prepaid sales and marketing costs	1,054	614
Prepaid rent	635	296
Assets to be disposed (not actively marketed)	494	526
Other	5,651	4,836
Total prepaid expenses and other assets, net	$122,766	$58,024

Other Assets Disclosure [Text Block]
Prepaid expenses and other assets, net consisted of the following as of December 31 (in thousands):

	2012	2011
Debt issuance costs, net	$22,143	$24,607
Deferred commissions	8,118	3,756
Prepaid maintenance fees	4,208	1,865
Prepaid member benefits and affinity programs	3,881	3,328
Other inventory/consumables	3,299	2,580
Vacation Interest purchases in transit	3,262	2,238
Deposits and advances	3,228	8,892
Prepaid insurance	2,382	2,179
Prepaid Professional Fees	1,231	262
Prepaid sales and marketing costs	614	340
Assets to be disposed (not actively marketed)	526	505
Prepaid rent	296	269
Other	4,836	2,656
Total prepaid expenses and other assets, net	$58,024	$53,477